Property, Plant and Equipment - Additional Information (Details) - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 1,527,260	$ 1,499
Lease liability	1,128,965
Right-of-Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 1,113,445